Financial results, net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial income
Interest income	$ 874	$ 1,047	$ 1,142
Dividends income	68	146	152
Other financial income	486		20
Total financial income	1,428	1,193	1,314
Financial costs
Interest expenses	(17,012)	(14,507)	(13,736)
Loss on debt swap (Note 21)		(4,134)
Other financial costs	(679)	(754)	(1,122)
Less: capitalized financial costs	205	121
Total financial costs	(17,486)	(19,274)	(14,858)
Other financial results:
Exchange rate difference, net	1,842	(13,704)	3,540
Fair value gains of financial assets and liabilities at fair value through profit or loss	1,900	(1,226)	5,358
Loss from repurchase of Non-convertible notes	52	(3)	(6)
Gain / (Loss) from derivative financial instruments (except commodities)	334	(520)	336
Total other financial results	4,128	(15,453)	9,228
Inflation adjustment	(431)	(278)	(2,413)
Total financial results, net	$ (12,361)	$ (33,812)	$ (6,729)